NOTE 9 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Treasury Stock, Preferred, Value				$ 60,000	$ 60,000
[custom:PreferredBSharesConvertedToCommonSharesValue]	$ (6,000)	(6,000)
Proceeds from Related Party Debt			158,771	297,006
Payments for Loans		8,097	7,492	10,294
Founder Loan [Member]
Short-term Debt [Line Items]
Principal Amount Outstanding of Loans Held-in-portfolio		426,499		500,915	518,955
Treasury Stock, Preferred, Value		60,000
[custom:PreferredBSharesConvertedToCommonSharesValue]		6,000
Debt Instrument, Face Amount		500,915		518,955
Proceeds from Related Party Debt				297,006	0
Payments for Loans		66,000		18,040
Shareholder Loans [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount				297,006	$ 0
Proceeds from Related Party Debt		0	158,771
Payments for Loans		303,068	$ 18,040
Shareholder Loan One [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		245,234		245,234
Shareholder Loan Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 51,772		$ 51,772
Debt Instrument, Interest Rate, Effective Percentage				20.00%